10-Q LONG-TERM RECLAMATION LIABILITY	3 Months Ended
Mar. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
LONG-TERM RECLAMATION LIABILITY	LONG-TERM RECLAMATION LIABILITY
We are required to mitigate long-term environmental impacts by stabilizing, contouring, re-sloping, and re-vegetating various portions of our sites after mining and mineral processing operations are completed. These reclamation actions are conducted in accordance with plans reviewed and approved by appropriate regulatory agencies.
At December 31, 2021 and 2020, we accrued an asset retirement obligation of $5,445,672, and $6,054,919. respectively, for our obligation to reclaim our mine facilities based on our most recent reclamation plan, as revised, submitted and approved by the Nevada State Environmental Commission and Division of Environmental Protection. Our total reclamation liability includes cost estimates for our American Flat processing facility, Dayton project and enhanced reclamation obligations in Storey County. Effective January 1, 2021, we updated the expected reclamation commencement date from December 31, 2022 to December 31, 2025. This resulted in a reduction in the liability of $926,434 using a discount rate of 6.02%. The adjustment in excess of the net retirement obligation asset of $57,963 was $868,471 at January 1, 2021 and was recorded in the consolidated statements of operations.
Following is a reconciliation of the mining retirement asset associated with our reclamation plan for the mining projects for the years ended December 31, 2021, and 2020:

	12/31/21	12/31/20
Long-term reclamation liability — beginning of period	$6,054,919	$6,034,208
Reduction of obligation due to extension of time	(926,434)	—
Accretion of reclamation liability	317,187	20,711
Long-term reclamation liability — end of period	$5,445,672	$6,054,919
 LONG-TERM RECLAMATION LIABILITY
At March 31, 2022 and December 31, 2021, we had asset retirement obligations of $6,470,156, and $5,445,672. respectively, for our obligation to reclaim our mine facilities based on our most recent reclamation plan, as revised, submitted and approved by the Nevada State Environmental Commission and Division of Environmental Protection. Our total reclamation liability includes cost estimates for our American Flat processing facility and Lucerne, Dayton project, and enhanced reclamation obligations in Storey County. Effective January 1, 2021, we updated the expected reclamation commencement date from December 31, 2022 to December 31, 2025. This resulted in a reduction in the liability of $926,434 at January 1, 2021 and was recorded in selling, general and administrative expenses on the condensed consolidated statements of operations.
On March 31, 2022, the Company reacquired the membership interests of Comstock Mining LLC and recognized an asset retirement obligation associated with the Lucerne mine assets of $942,168 (see Note 2 Acquisitions and Investments). To calculate the estimated obligation, we used estimated reclamation costs of $1,159,236, an inflation rate of 2.94%, a credit-adjusted risk-free rate of 8.45% and an estimated reclamation date of December 31, 2025.
Following is a reconciliation of the mining retirement obligation associated with our reclamation plan for the mining projects at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Long-term reclamation liability — beginning of period	$5,445,672	$6,054,919
Addition associated with the Lucerne mine	942,168	—
Reduction of obligation due to extension of time		(926,434)
Accretion of reclamation liability	82,316	317,187
Long-term reclamation liability — end of period	$6,470,156	$5,445,672